Subsequent Events (Details) In Thousands, unless otherwise specified	9 Months Ended				9 Months Ended
	Sep. 30, 2012 Credit Agreement 2012 [Member] USD ($)	Sep. 30, 2012 Term Loan A Member Credit Agreement [Member] USD ($)	Sep. 30, 2012 Revolving Credit Facility 2012 Euros [Member] EUR (€)	Sep. 30, 2012 Revolving Credit Facility 2012 Dollars [Member] USD ($)	Sep. 30, 2012 Revolving Credit Facility 2012 [Member] USD ($)	Sep. 30, 2012 Term Loan A Multicurrency [Member] USD ($)
Senior Credit Agreement 2012 [Abstract]
Debt Instrument Issuance Date	October 30, 2012
Debt Instrument Face Amount	$ 3,850	$ 1,250	€ 500	$ 200		$ 400
Accounts receivable facility					2,600
Dividend Payment Restrictions Schedule Description	€300,000
Debt Instrument Periodic Payment Principal					50
Amount of periodic principal payments					$ 50
Debt Instrument Frequency Of Periodic Payment					17